VARIABLE INTEREST ENTITY	12 Months Ended
Jun. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
VARIABLE INTEREST ENTITY

NOTE 3 - VARIABLE INTEREST ENTITY

The VIE contractual arrangements

On December 27, 2018, the Company entered into VIE agreements with two shareholders of Fangguan Electronics to control 95.14% of the ownership rights and receive 100% of the net profit or net losses derived from the business operations of Fangguan Electronics. In exchange for VIE agreements and additional capital contribution, the Company issued 15 million shares of common stock to two shareholders of Fangguan Electronics. (See Note 1).

The transaction was accounted for as a business combination using the acquisition method of accounting. The assets, liabilities and the operations of Fangguan Electronics subsequent to the acquisition date were included in the Company’s consolidated financial statements.

Through power of attorney, equity interest purchase agreement, and equity interest pledge agreement, 95.14% of the voting rights of Fangguan Electronics’ shareholders have been transferred to the Company so that the Company has effective control over Fangguan Electronics and have the power to direct the activities of Fangguan Electronics that most significantly impact its economic performance.

Through business operation agreement with the shareholders of VIE, the Company shall direct the business operations of Fangguan Electronics, including, but not limited to, adopting corporate policy regarding daily operations, financial management, and employment, and appointment of directors and senior officers.

Through the exclusive technical support service agreement with the shareholders of VIE, the Company shall provide VIE with necessary technical support and assistance as the exclusive provider. And at the request of the Company, VIE shall pay the performance fee, the depreciation and the service fee to the Company. The performance fee shall be equivalent to 5% of the total revenue of VIE in any Calendar year. The depreciation amount on equipment shall be determined by accounting rules of China. The Company has the right to set and revise annually this service fee unilaterally with reference to the performance of VIE.

The service fee that the Company is entitled to earn shall be the total business incomes of the whole year minus performance fee and equipment depreciation. This agreement allows the Company to collect 100% of the net profits of the VIE. Except for technical support, the Company did not provide, nor does it intend to provide, any financial or other support either explicitly or implicitly during the periods presented to its variable interest entity.

If facts and circumstances change such that the conclusion to consolidate the VIE has changed, the Company shall disclose the primary factors that caused the change and the effect on the Company’s financial statements in the periods when the change occurs.

There are no restrictions on the consolidated VIE’s assets and on the settlement of its liabilities and all carrying amounts of VIE’s assets and liabilities are consolidated with the Company’s financial statements. In addition, the net income of Fangguan Electronics after Fangguan Electronics became the VIE of the Company is free of restrictions for payment of dividends to the shareholders of the Company.

Assets of Fangguan Electronics that are collateralized or pledged are not restricted to settle its own obligations. The creditors of Fangguan Electronics do not have recourse to the primary beneficiary’s general credit.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIE and respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiary and its VIE;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and its VIE;
•	limit the Company’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiary and its VIE may not be able to comply;
•	require the Company or the Company’s PRC subsidiary and its VIE to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business through its VIE may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE in its consolidated financial statements as it may lose the ability to exert effective control over its VIE and its respective shareholders and it may lose the ability to receive economic benefits from its VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and its VIE. There has been no change in facts and circumstances to consolidate the VIE. The following financial statement amounts and balances of its VIE were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	Balance as of June 30, 2021	Balance as of June 30, 2020
Cash and cash equivalents	$702,979	$1,266,426
Notes receivable	76,743	125,798
Accounts receivable - non-related parties	3,638,354	3,069,629
Inventory	4,899,831	2,639,839
Advances to suppliers - non-related parties	749,975	530,670
Prepaid expenses and other current assets	62,251	58,103
Total Current Assets	10,130,133	7,690,465

Property, plant and equipment, net	6,787,525	6,568,874
Intangible assets, net	1, 508,583	1,424,404
Deferred tax assets	50,105	20,743
Total Assets	$18,476,346	$15,704,486

Short-term bank loan	$904,832	$2,034,735
Accounts payable	3,960,792	2,637,792
Advance from customers	150,110	27,501
Due to related parties	2,349,518	1,407,145
Accrued expenses and other current liabilities	49,968	61,856
Total Current Liabilities	7,415,220	6,169,029
Total Liabilities	$7,415,220	$6,169,029